Current and long-term debt - BCFL lease financing (MR) (Details)	1 Months Ended
	Apr. 30, 2020 USD ($)	Sep. 30, 2017 USD ($) vessel optionToAcquireAdditionalProperty	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) vessel	Jul. 31, 2020 USD ($) vessel	Sep. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,436,224,000	$ 2,541,678,000
BCFL Lease Financing (MRs) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Deposit minimum per vessel							$ 5,100,000
Minimum ratio for fair value of vessels		100.00%
MR | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Finance lease daily rate per vessel	$ 1,910
Increase through new leases, liabilities arising from financing activities	$ 1,900,000
Borrowings instrument, term	3 years
MR | Installation of scrubbers | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					3	1
Borrowings					$ 5,800,000	$ 1,900,000
MR | Vessels | Bottom of range | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		5 years
MR | Vessels | Top of range | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		10 years
MR | Vessels | BCFL Lease Financing (MRs) | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		5
Sale leaseback transaction, gross proceeds per vessel		$ 27,500,000
Sale leaseback transaction, term		7 years
Finance lease daily rate per vessel		$ 9,025
Number of options in sale leaseback | optionToAcquireAdditionalProperty		3
Sale leaseback, option term		1 year
Sale leaseback, deposit per vessel							$ 5,100,000